Loans and Borrowings - Summary of Loans and Borrowings (Parenthetical) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Loans and borrowings, interest payable description	The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs	The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Promissory Note
Debt Instrument [Line Items]
Loans and borrowings		$ 10,000,000
Loans and borrowings, interest rate	0.10%	10.00%
Loans and borrowings, interest payable description		The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Loans and borrowings, payable date		Feb. 01, 2024